Property, Plant and Equipment - Purchase Commitments (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment
Property, plant and equipment purchase commitments	€ 41,680	€ 40,596